SCHEDULE OF RELATED PARTY BALANCES (Details) - HKD ($)	Mar. 31, 2026	Mar. 31, 2025
Joyful star limited [member]
IfrsStatementLineItems [Line Items]
Joyful Star Limited	$ (189,922)	$ (689,922)
Dr Chan Kam Biu, Richard [member]
IfrsStatementLineItems [Line Items]
Amounts due to directors	(392,298)	(621,243)
Lui Lai Yuen [member]
IfrsStatementLineItems [Line Items]
Amounts due to directors		(200,000)
Lui Lai Yuen and Chan Koon Wah Charles [member]
IfrsStatementLineItems [Line Items]
Interest payable	$ (5,800)